Earnings/ (Loss) Per Share (EPS)	6 Months Ended
Jun. 30, 2026
Loss per share (EPS)
Loss per share (EPS)

28.Earnings/ (Loss) Per Share (EPS)

The Basic Earnings Per Share and the Diluted Earnings Per Share are calculated by dividing earnings for the year by the weighted average number of shares outstanding during the year. As the Company is incurring net losses, outstanding warrants have no dilutive effect. As such, there is no difference between the Basic and Diluted EPS.

EPS for June 2026 has been presented in the income statement taking into account resolutions adopted by the shareholders’ meeting of February 21, 2020. All existing preferred shares were converted into common shares, and then a share split of 500:1 was approved by the shareholders’ meeting.

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
As at June 30, after conversion and share split
Outstanding common shares at period-end	100,072,815	37,435,640	100,072,815	37,435,640
Weighted average number of common shares outstanding	57,012,745	37,431,255	50,125,593	37,429,260
Potential number of shares resulting from the exercise of outstanding warrants	358,267	2,797,941	358,267	2,797,941
Potential number of shares resulting from conversion of the bond	13,723,765	—	13,723,765	—

Basic and Diluted EPS for the three and six month period ended June 30, 2026 and 2025 based on weighted average number of shares outstanding after conversion and share split are as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Loss of year attributable to equity holders (in EUR)	(32,964,000)	(20,607,000)	(48,910,000)	(42,991,000)
Weighted average number of common shares outstanding (in units)	57,012,745	37,431,255	50,125,593	37,429,260
Basic earnings per share in EUR (EUR/unit)	(0.578)	(0.551)	(0.976)	(1.149)
Diluted earnings per share in EUR (EUR/unit)	(0.578)	(0.551)	(0.976)	(1.149)